Exhibit 99

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending October 26, 2017

This Report relates to the Due Period ending October 26, 2017 and the related Payment Dates for the Notes.

A.	Information Regarding the Master Trust portfolio

1.	Portfolio Yield for the Collateral Certificate	16.54%

	Yield Component	18.92%

	Credit Loss Component	2.38%

2.	New Purchase Rate	25.22%

3.	Total Payment Rate	27.45%

4.	Principal Payment Rate	26.63%

5.	Aggregate Amount of Principal Receivables in the Trust :

	Principal Receivables Beginning of Due Period	$43,165,363,456

	Principal Receivables Average	$42,593,153,455

	Principal Receivables Lump Sum Addition/(Removal)	$0

	Principal Receivables End of Due Period	$42,550,266,676

	Finance Charge Receivables – End of Due Period	$503,903,001

6.	Delinquency (1)

	Current	$41,639,748,982
	1-30 days delinquent	$704,182,636
	31-60 days delinquent	$197,009,437
	61-90 days delinquent	$151,001,629
	91-120 days delinquent	$128,625,770
	121-150 days delinquent	$98,070,384
	151-180 days delinquent	$97,637,733

	Current	96.79%
	1-30 days delinquent	1.64%
	31-60 days delinquent	0.46%
	61-90 days delinquent	0.35%
	91-120 days delinquent	0.30%
	121-150 days delinquent	0.23%
	151-180 days delinquent	0.23%

(1)	Shown are (i) the aggregate dollar amount of Receivables that were current or were delinquent for each of the time periods listed and (ii) that were current or were delinquent for each of the time periods listed as a percentage of the aggregate dollar amount of Receivables. Accounts and the related Receivables are serviced on multiple servicing platforms. Delinquency data shown for Receivables related to some Accounts is as of the last business day of the same month as the last day of the Due Period and delinquency data shown for Receivables related to other Accounts is as of the last full weekend of the same month as the last day of the Due Period. Thus, the dollar amounts and percentages of Receivables that were current or were delinquent for each of the time periods listed includes aggregated amounts as of more than one date, including the aggregate dollar amount of Receivables used to determine the percentage shown.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending October 26, 2017

		Current Due Period on an Actual Basis (1)	Current Due Period on a Standard Basis (1)
B.	Information Regarding the Collateral Certificate
	(Percentage Basis)
1.	Portfolio Yield	16.54%	16.53%
2.	Weighted Average Interest Rate (2)	2.04%	2.04%
3.	Weighted Average Investor Fee Rates
	Fixed Servicing Fee	0.37%	0.37%
	Others	0.00%	0.00%
4.	Surplus Finance Charge Collections	14.13%	14.12%
5.	Surplus Finance Charge Collections For
	Purposes of Funding Class C Reserve Account	14.04%	14.03%
6.	Required Surplus Finance Charge Amount	0.00%	0.00%
7.	Aggregate Surplus Finance Charge Amount minus Required Surplus Finance Charge Amount	14.13%	14.12%

C1.	Information Regarding the Collateral Certificate
	(Dollars Basis)
1.	Total Investor Collections	$9,198,678,116	$9,198,407,283
	Principal Collections	$8,691,605,417	$8,691,605,417
	Finance Charge Collections	$507,072,699	$506,801,866
2.	Investor Default Amount	$63,960,344	$63,960,344
3.	Targeted Deposit to Interest Funding Account (3)	$56,650,183	$55,480,183
4.	Investor Monthly Fees
	Fixed Servicing Fees	$9,997,194	$10,064,000
	Others	$0	$0
5.	Surplus Finance Charge Collections	$376,464,978	$377,297,339
6.	Required Surplus Finance Charge Collections	$0	$0
7.	Aggregate Surplus Finance Charge Amount minus Required Surplus Finance Charge Amount	$376,464,978	$377,297,339

(1)	Values for “Current Due Period on an Actual Basis” reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for “Current Due Period on a Standard Basis” reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period. All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual. Depending on the item, cash expenses may accrue from September 27, 2017 to October 26, 2017, 30 days, or October 10, 2017 to November 7, 2017, 28 days (standard basis).
(2)	Defined in the definition section of the Indenture
(3)	Referenced in sections 501 and 503 of the Indenture

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending October 26, 2017

C2.	Information Regarding the Sellers’ Participation Amount and Regulation RR sellers’ interest in Securities percentage.

	1.	Sellers’ Participation Amount on the last day of the prior Due Period	$8,883,665,296
	2.	Sellers’ Participation Amount on the last day of the Due Period	$7,407,219,316
	3.	Regulation RR sellers’ interest percentage on the last day of the Due Period (1)	22.69%

(1)    The Regulation RR seller’s interest percentage is calculated by dividing the Sellers’ Participation Amount as of the close of business on the last day of the Due Period, by the aggregate Outstanding Dollar Principal Amount of Citiseries Notes as of such day.

C3.	Information Regarding the Series 2009 Credit Card Participation Certificate*

	1.	Series 2009 Invested Amount as of the end of the Due Period** .	$2,503,047,360
	2.	Required Subordinated Amount as of the end of the Due Period**	$2,503,047,360
	3.	Series 2009 Reallocated Principal Collections for the current Due Period***	$0
	4.	Series 2009 Reallocated Principal Collections for all prior Due Periods	$0

*	The Series 2009 Credit Card Participation Certificate, issued on May 1, 2009, provides credit enhancement to the Collateral Certificate. For more information, see Form 8-Ks filed with the SEC on May 5, 2009, July 10, 2012, and November 3, 2017, by Citibank Credit Card Issuance Trust.
**	The Series 2009 Invested Amount and Required Subordinated Amount are variable, and each amount equaled 7.66865% of the Invested Amount of the Collateral Certificate for the Due Period ended October 26, 2017. For subsequent Due Periods, each amount will generally equal 3.84764% of the Invested Amount of the Collateral Certificate.
***	This amount is included in Finance Charge Collections for the Collateral Certificate. See Section C1, line item 1 on Preceding Page.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending October 26, 2017

D.	Information Regarding Notes of Citiseries

(The information reported is for the Due Period ending October 26, 2017 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)

(Aggregate Basis)

1a.	Class A Outstanding Dollar Principal Amount	$27,755,000,000
	For all Classes except Class 2001-A3 (Dakota)	$27,755,000,000
	For Class 2001-A3 (Dakota)	$0
1b.	Class B Outstanding Dollar Principal Amount	$1,285,000,000
1c.	Class C Outstanding Dollar Principal Amount	$1,720,000,000
2a.	Targeted Deposit to Class A Interest Funding Account	$49,037,274
2b.	Targeted Deposit to Class B Interest Funding Account	$2,906,183
2c.	Targeted Deposit to Class C Interest Funding Account	$4,706,726
3a.	Balance in the Class A Interest Funding Account	$132,588,756
3b	Balance in the Class B Interest Funding Account	$2,906,183
3c	Balance in the Class C Interest Funding Account	$4,706,726
4a.	Targeted Deposit to Class A Principal Funding Account	$0
4b.	Targeted Deposit to Class B Principal Funding Account	$800,000,000
4c.	Targeted Deposit to Class C Principal Funding Account	$1,080,000,000
5a.	Balance in the Class A Principal Funding Account	$0
5b.	Balance in the Class B Principal Funding Account	$0
5c.	Balance in the Class C Principal Funding Account	$0
6.	Targeted Deposit to Class C Reserve Account	$0
7.	Balance in the Class C Reserve Account	$0

Data Applicable to all Classes Except 2001-A3 (Dakota)

8a.	Maximum enhancement amount available to Outstanding Class A Notes from Class B Notes	$1,660,556,671
8b.	As a Percentage of Class A Outstanding Dollar Principal Amount	5.98291%
8c.	Maximum enhancement amount available to Outstanding Class A Notes from Class C Notes	$2,214,074,636
8d.	As a Percentage of Class A Outstanding Dollar Principal Amount	7.97721%
8e.	Maximum enhancement amount available to Outstanding Class B Notes from Class C Notes	$2,779,999,931
8f.	As a Percentage of Class B Outstanding Dollar Principal Amount	133.33333%

Data Applicable only to Class 2001-A3 (Dakota)
9a.	Maximum enhancement amount available to Outstanding Class 2001-A3 Notes (Dakota) from Class C Notes	$0
9b.	As a Percentage of Class 2001-A3 Notes (Dakota) Outstanding Dollar Principal Amount	0%
9c.	Maximum enhancement amount available to Outstanding Class 2001-A3 Notes (Dakota) from Class B Notes	$0
9d.	As a Percentage of Class 2001-A3 Notes (Dakota) Outstanding Dollar Principal Amount	0%

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending October 26, 2017

Data Applicable to all Classes

10a.	Reduction in the Class A Nominal Liquidation Amount resulting from an allocation of Investor Charge-Offs	$0
10b.	Reduction in the Class B Nominal Liquidation Amount resulting from an allocation of Investor Charge-Offs or a reallocation of Principal Collections to pay interest on Class A Notes	$0
10c.	Reduction in the Class C Nominal Liquidation Amount resulting from an allocation of Investor Charge-Offs or a reallocation of Principal Collections to pay interest on Class A or Class B Notes	$0
11a.	Reimbursement of Class A Nominal Liquidation Amount	$0
11b.	Reimbursement of Class B Nominal Liquidation Amount	$0
11c.	Reimbursement of Class C Nominal Liquidation Amount	$0

E.	Information Regarding Distributions to Noteholders of Citiseries

(The information reported is for the Due Period ending October 26, 2017 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)

(Aggregate Basis)

1a.	The total amount of the distribution to Class A Noteholders on the applicable Payment Dates	$40,415,060
1b.	The total amount of the distribution to Class B Noteholders on the applicable Payment Dates	$802,906,183
1c.	The total amount of the distribution to Class C Noteholders on the applicable Payment Dates	$1,084,706,726
2a.	The amount of the distribution set forth in item 1(a) above in respect of principal on the Class A Notes	$0
2b.	The amount of the distribution set forth in item 1(b) above in respect of principal on the Class B Notes	$800,000,000
2c.	The amount of the distribution set forth in item 1(c) above in respect of principal on the Class C Notes	$1,080,000,000
3a.	The amount of the distribution set forth in item 1(a) above in respect of interest on the Class A Notes	$40,415,060
3b.	The amount of the distribution set forth in item 1(b) above in respect of interest on the Class B Notes	$2,906,183
3c.	The amount of the distribution set forth in item 1(c) above in respect of interest on the Class C Notes	$4,706,726
4a.	The amount, if any, by which the Adjusted Outstanding Dollar Principal Amount of the Class A Notes exceeds the Class A Nominal Liquidation Amount as of the Record Date with respect to the applicable Payment Dates	$0
4b.	The amount, if any, by which the Adjusted Outstanding Dollar Principal Amount of the Class B Notes exceeds the Class B Nominal Liquidation Amount as of the Record Date with respect to the applicable Payment Dates	$0
4c.	The amount, if any, by which the Adjusted Outstanding Dollar Principal Amount of the Class C Notes exceeds the Class C Nominal Liquidation Amount as of the Record Date with respect to the applicable Payment Dates	$0

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending October 26, 2017

F.	Information Regarding Notes of Citiseries

(The information reported is for the Due Period ending October 26, 2017 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)

(Individual Tranche Basis)

1a.	Outstanding Dollar Principal Amount, Interest Payments and Deposits to Interest Funding Sub-Accounts

Class/ Tranche	Outstanding Dollar Principal Amount	Monthly Accretion	Targeted Deposit to the Interest Funding Account (1)	Actual Deposit to the Interest Funding Account	Cumulative Shortfall In Interest Funding Sub-Account	Interest Funding Sub-Account Balance (2)	Interest Payment On Payment Date (3)
Class 2007-A3	665,000,000.00	0.00	849,254.88	849,254.88	0.00	17,040,625.00	0.00
Class 2007-A4	15,000,000.00	0.00	19,625.00	19,625.00	0.00	39,904.17	0.00
Class 2008-A1	900,000,000.00	0.00	4,012,500.00	4,012,500.00	0.00	12,037,500.00	0.00
Class 2008-A2	1,850,000,000.00	0.00	3,928,380.44	3,928,380.44	0.00	0.00	3,928,380.44
Class 2008-A7	450,000,000.00	0.00	1,012,878.50	1,012,878.50	0.00	0.00	1,012,878.50
Class 2013-A2	1,075,000,000.00	0.00	1,405,093.08	1,405,093.08	0.00	0.00	1,405,093.08
Class 2013-A4	925,000,000.00	0.00	1,320,547.47	1,320,547.47	0.00	0.00	1,320,547.47
Class 2013-A7	1,925,000,000.00	0.00	2,759,968.75	2,759,968.75	0.00	0.00	2,759,968.75
Class 2013-A9	250,000,000.00	0.00	775,000.00	775,000.00	0.00	1,550,000.00	0.00
Class 2014-A1	1,550,000,000.00	0.00	3,720,000.00	3,720,000.00	0.00	14,880,000.00	0.00
Class 2014-A5	850,000,000.00	0.00	1,898,333.33	1,898,333.33	0.00	9,491,666.65	0.00
Class 2014-A6	1,800,000,000.00	0.00	3,225,000.00	3,225,000.00	0.00	12,900,000.00	0.00
Class 2014-A8	1,100,000,000.00	0.00	1,585,833.33	1,585,833.33	0.00	1,585,833.33	0.00
Class 2016-A1	2,000,000,000.00	0.00	2,916,666.67	2,916,666.67	0.00	0.00	17,500,000.02
Class 2016-A2	500,000,000.00	0.00	912,500.00	912,500.00	0.00	0.00	5,475,000.00
Class 2016-A3	825,000,000.00	0.00	1,106,875.00	1,106,875.00	0.00	0.00	1,106,875.00
Class 2016-B3	0.00	0.00	1,160,444.44	1,160,444.44	0.00	0.00	1,160,444.44
Class 2016-C3	0.00	0.00	1,894,200.00	1,894,200.00	0.00	0.00	1,894,200.00
Class 2017-A1	750,000,000.00	0.00	960,141.04	960,141.04	0.00	0.00	960,141.04
Class 2017-A2	1,750,000,000.00	0.00	2,537,500.00	2,537,500.00	0.00	10,150,000.00	0.00
Class 2017-A3	2,700,000,000.00	0.00	4,320,000.00	4,320,000.00	0.00	4,320,000.00	0.00
Class 2017-A4	500,000,000.00	0.00	565,833.33	565,833.33	0.00	0.00	565,833.33
Class 2017-A5	1,100,000,000.00	0.00	1,703,973.33	1,703,973.33	0.00	0.00	1,703,973.33
Class 2017-A6	775,000,000.00	0.00	1,254,161.19	1,254,161.19	0.00	0.00	1,254,161.19
Class 2017-A7	1,100,000,000.00	0.00	1,422,208.33	1,422,208.33	0.00	0.00	1,422,208.33
Class 2017-A8	1,100,000,000.00	0.00	1,705,000.00	1,705,000.00	0.00	5,058,166.67	0.00
Class 2017-A9	1,300,000,000.00	0.00	3,120,000.00	3,120,000.00	0.00	3,120,000.00	0.00
Class 2017-B1	500,000,000.00	0.00	688,298.89	688,298.89	0.00	0.00	688,298.89
Class 2017-B2	455,000,000.00	0.00	617,748.07	617,748.07	0.00	0.00	617,748.07
Class 2017-B3	330,000,000.00	0.00	439,692.00	439,692.00	0.00	0.00	439,692.00
Class 2017-C1	675,000,000.00	0.00	1,135,828.50	1,135,828.50	0.00	0.00	1,135,828.50
Class 2017-C2	600,000,000.00	0.00	979,946.17	979,946.17	0.00	0.00	979,946.17
Class 2017-C3	445,000,000.00	0.00	696,751.33	696,751.33	0.00	0.00	696,751.33
Total	30,760,000,000.00	0.00	56,650,183.07	56,650,183.07	0.00	92,173,695.82	48,027,969.88

(1)	Referenced in sections 501 and 503 of the Indenture
(2)	The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest Funding Account and net settlement of any U.S. dollar-denominated swap.
(3)	For Notes denominated in US dollars this column represents the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represents the currency swap payment to the counterparty on the related Swap Payment Date.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending October 26, 2017

1b.	Outstanding Dollar Principal Amount and Investor Interest Payments

Class/ Tranche	Outstanding Dollar Principal Amount	Investor Interest Rate Fixed/ Floating	Investor Interest PMT Frequency	Payment Date (1)	Monthly Interest Accrual Period (3)	Investor’s Current Period Interest Rate	Investor’s Interest PMT On Pmt Date (2)	SWAP Yes/ No	Expected Principal Payment Date	Legal Maturity Date
Class 2007-A3	665,000,000.00	Fixed	Jun, Dec	15	15 – 15	6.15000	0.00	Yes	06/15/2037	06/15/2039
Class 2007-A4	15,000,000.00	Floating	Sep, Dec, Mar, Jun	15	16 – 15	1.57000	0.00	No	06/15/2037	06/15/2039
Class 2008-A1	900,000,000.00	Fixed	Feb, Aug	7	7 – 7	5.35000	0.00	No	02/07/2018	02/07/2020
Class 2008-A2	1,850,000,000.00	Floating	Monthly	23	23 – 24	2.38888	3,928,380.44	No	01/23/2018	01/23/2020
Class 2008-A7	450,000,000.00	Floating	Monthly	20	20 – 20	2.61388	1,012,878.50	No	05/21/2018	05/20/2020
Class 2013-A2	1,075,000,000.00	Floating	Monthly	24	24 – 24	1.51788	1,405,093.08	No	05/24/2018	05/26/2020
Class 2013-A4	925,000,000.00	Floating	Monthly	24	24 – 24	1.65788	1,320,547.47	No	07/24/2018	07/24/2020
Class 2013-A7	1,925,000,000.00	Floating	Monthly	10	10 – 10	1.66500	2,759,968.75	No	09/10/2018	09/10/2020
Class 2013-A9	250,000,000.00	Fixed	March, September	7	7 – 7	3.72000	0.00	No	09/07/2023	09/08/2025
Class 2014-A1	1,550,000,000.00	Fixed	January, July	21	21 – 21	2.88000	0.00	No	01/21/2021	01/23/2023
Class 2014-A5	850,000,000.00	Fixed	June, December	7	7 – 7	2.68000	0.00	No	06/07/2021	06/07/2023
Class 2014-A6	1,800,000,000.00	Fixed	January, July	15	15 – 15	2.15000	0.00	No	07/15/2019	07/15/2021
Class 2014-A8	1,100,000,000.00	Fixed	April, October	9	9 – 9	1.73000	0.00	No	04/09/2018	04/09/2020
Class 2016-A1	2,000,000,000.00	Fixed	May, Nov	19	19 – 19	1.75000	17,500,000.02	No	11/19/2019	11/19/2021
Class 2016-A2	500,000,000.00	Fixed	May, Nov	19	19 – 19	2.19000	5,475,000.00	No	11/19/2021	11/20/2023
Class 2016-A3	825,000,000.00	Floating	Monthly	7	10 – 7	1.72500	1,106,875.00	No	12/07/2021	12/07/2023
Class 2017-A1	750,000,000.00	Floating	Monthly	17	17 – 17	1.48667	960,141.04	No	01/17/2019	01/19/2021
Class 2017-A2	1,750,000,000.00	Fixed	Jan, Jul	17	17 – 17	1.74000	0.00	No	01/17/2019	11/19/2021
Class 2017-A3	2,700,000,000.00	Fixed	April, October	7	7 – 7	1.92000	0.00	No	04/07/2020	04/07/2022
Class 2017-A4	500,000,000.00	Floating	Monthly	7	10 – 7	1.45500	565,833.33	No	04/07/2020	04/07/2022
Class 2017-A5	1,100,000,000.00	Floating	Monthly	22	23 – 22	1.85888	1,703,973.33	No	04/22/2024	04/22/2026
Class 2017-A6	775,000,000.00	Floating	Monthly	14	16 – 14	2.00889	1,254,161.19	No	05/14/2027	05/14/2029
Class 2017-A7	1,100,000,000.00	Floating	Monthly	8	10 – 8	1.60500	1,422,208.33	No	08/08/2022	08/08/2024
Class 2017-A8	1,100,000,000.00	Fixed	February, August	7	7 – 7	1.86000	0.00	No	08/07/2020	08/08/2022
Class 2017-A9	1,300,000,000.00	Fixed	March, September	20	20 – 20	1.80000	0.00	No	09/20/2019	09/20/2021
Total	27,755,000,000.00						40,415,060.48

(1)	If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2)	The record date for payment of the notes is the last day of the month before the related payment date.
(3)	For a newly issued class of notes, interest begins to accrue on the issuance date of that class.

2a.	Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

Class/Tranche	Targeted Principal Monthly Deposit	Actual Principal Monthly Deposit	Cumulative Shortfall in Principal Funding Sub-Account	Principal Funding Sub-Account Balance	Principal Payment On Payment Date
Class 2016-B3	800,000,000.00	800,000,000.00	0.00	0.00	800,000,000.00
Class 2016-C3	1,080,000,000.00	1,080,000,000.00	0.00	0.00	1,080,000,000.00
Total	1,880,000,000.00	1,880,000,000.00	0.00	0.00	1,880,000,000.00

2b.	Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

Class/Tranche	Targeted Principal Monthly Deposit	Actual Principal Monthly Deposit	Cumulative Shortfall in Principal Funding Sub-Account	Principal Funding Sub-Account Balance	Principal Payment On Payment Date
Nothing to report for this period.

2c.	Information Regarding the Sponsor’s or Affiliates’ Interest in Securities during the Due Period. Citiseries Notes Held by the Sponsor or an Affiliate.

Class/Tranche	Outstanding Dollar Principal Amount as of the Last Day of Previous Due Period	Outstanding Dollar Principal Amount as of the Last Day of Current Due Period
Class 2016 B3	$800,000,000.00	$800,000,000.00
Class 2016 C3	1,080,000,000.00	1,080,000,000.00
Class 2017-B1	500,000,000.00	500,000,000.00
Class 2017-C1	675,000,000.00	675,000,000.00
Class 2017-B2	455,000,000.00	455,000,000.00
Class 2017-C2	600,000,000.00	600,000,000.00
Class 2017-B3	330,000,000.00	330,000,000.00
Class 2017-C3	445,000,000.00	445,000,000.00
Total	$4,885,000,000.00	$4,885,000,000.00
Net increase or (decrease) in Outstanding Dollar Principal Amount from the previous Due Period		$0.00

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending October 26, 2017

3a.	Funding the Class ‘C’ Reserve Sub-Accounts
	1)	3 Month Average Surplus Finance Charge Collections for purposes of Funding the Class C Reserve Sub-Accounts	13.22%

	2)	Is the 3 Month Average Surplus Finance Charge Collections for purposes of Funding the Class C Reserve Sub-Accounts less than or equal to 4.50%	No

3b.	Deposits to and Withdrawals from Class C Reserve Sub-Accounts

Class/Tranche	Targeted Deposit to Class C Reserve Sub-Account	Class C Reserve Sub-Account Ending Balance as of Prior Due Period	Actual Deposit to Class C Reserve Sub-Account	Withdrawals from Class C Reserve Sub-Account	Class C Reserve Sub-Account Ending Balance	Cumulative Shortfall in Class C Reserve Sub-Account
Nothing to report for this period.

3c.	Actual Deposits by Source to Class C Reserve Sub-Accounts

Class/Tranche	Surplus Finance Charge Collections	Withdrawals Treated as Finance Charge Collections	Total Finance Charge Collections	Required Funding resulting From New Issuance of Notes	Total Actual Deposits
Nothing to report for this period.

3d. Withdrawals from Class C Reserve Sub-Accounts

Class/Tranche	Release of Funds In excess of Targeted Amount	Release of funds in Class C Reserve Sub-Account Due to Maturity	Utilization	Total Actual Withdrawals
Nothing to report for this period.

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending October 26, 2017

4.	Maximum Enhancement Amount Available to Class A Notes; Class A Usage of Class B and Class C Subordinated Amounts

Class/Tranche	Maximum Enhancement Amount Available from Class B Notes	Maximum Enhancement Amount Available from Class C Notes	Class A Usage of Class B Subordinated Amount for this Due Period	Class A Usage of Class C Subordinated Amount for this Due Period	Cumulative Class A Usage of Class B Subordinated Amount	Cumulative Class A Usage of Class C Subordinated Amount
Class 2007-A3	39,786,351.50	53,048,446.50
Class 2007-A4	897,436.50	1,196,581.50
Class 2008-A1	53,846,190.00	71,794,890.00
Class 2008-A2	110,683,835.00	147,578,385.00
Class 2008-A7	26,923,095.00	35,897,445.00
Class 2013-A2	64,316,282.50	85,755,007.50
Class 2013-A4	55,341,917.50	73,789,192.50
Class 2013-A7	115,171,017.50	153,561,292.50
Class 2013-A9	14,957,275.00	19,943,025.00
Class 2014-A1	92,735,105.00	123,646,755.00
Class 2014-A5	50,854,735.00	67,806,285.00
Class 2014-A6	107,692,380.00	143,589,780.00
Class 2014-A8	65,812,010.00	87,749,310.00
Class 2016-A1	119,658,200.00	159,544,200.00
Class 2016-A2	29,914,550.00	39,886,050.00
Class 2016-A3	49,359,007.50	65,811,982.50
Class 2017-A1	44,871,825.00	59,829,075.00
Class 2017-A2	104,700,925.00	139,601,175.00
Class 2017-A3	161,538,570.00	215,384,670.00
Class 2017-A4	29,914,550.00	39,886,050.00
Class 2017-A5	65,812,010.00	87,749,310.00
Class 2017-A6	46,367,552.50	61,823,377.50
Class 2017-A7	65,812,010.00	87,749,310.00
Class 2017-A8	65,812,010.00	87,749,310.00
Class 2017-A9	77,777,830.00	103,703,730.00
Total	1,660,556,670.50	2,214,074,635.50

5.	Maximum Enhancement Amount Available to Class B Notes; Class B Usage of Class C Subordinated Amounts

Class/Tranche	Maximum Enhancement Amount Available from Class C Notes	Class B Usage of Class C Subordinated Amount for this Due Period	Cumulative Class B Usage of Class C Subordinated Amount
Class 2016-B3	1,066,666,640.00
Class 2017-B1	666,666,650.00
Class 2017-B2	606,666,651.50
Class 2017-B3	439,999,989.00
Total	2,779,999,930.50

CITIBANK, N.A.

CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I

For the Due Period Ending October 26, 2017

6.	Reductions of and Reimbursements to Nominal Liquidation Amount

Class/Tranche	Reduction Resulting from an Allocation of Investor Charge-offs for this Due Period	Reduction Resulting from from a Reallocation of Principal Collections to pay interest on senior classes of Notes for this Due Period	Cumulative Reduction Resulting from an Allocation of Investor Charge-offs (net of Reimbursements)	Cumulative Reduction Resulting from an Reallocation of Principal Collections to pay interest on senior classes of Notes (net of Reimbursements)	Reimbursements of prior reductions of Nominal Liquidation Amount for this Due Period
Nothing to report for this period.

7.	Excess Spread/Early Redemption Event Trigger

1)	3 Month Average Surplus Finance Charge Collections	13.32%

2)	Is the 3 Month Average Surplus Finance Charge Collections greater than 0.00%	Yes

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 15th day of November, 2017.

CITIBANK, N.A.
As	Managing Beneficiary of Citibank Credit
Card Issuance Trust
and
As	Servicer of Citibank Credit Card
Master Trust I

By:	/s/ Eric J Lundin
Name: Eric J Lundin
Title: Authorized Representative